UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                                     FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment   [ x ]; Amendment number: [ 23 ]
This Amendment (Check only one):  [  ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:        The Southern Fiduciary Group Inc.
Address:     2325 Crestmoor Road, Suite 202
             P.O. Box 158947
             Nashville, Tennessee 37215

Form 13F File Number:  28-2983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701

Signature, Place, and Date of Signing

Ernest Williams III        Nashville, TN    October 27, 2005
   [Signature]             [City, State]        [Date]

Report Type (Check only one.):

[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  40
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $238,396
LIST OF OTHER INCLUDED MANAGERS:
                                      NONE



      COLUMN 1             COLUMN 2  COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
                           TITLE OF             VALUE       SHARES/     SH/    INVSTMT   OTHER        VOTING AUTHORITY
NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT     PRN    DSCRETN   MNGERS    SOLE    SHARED    NONE
------------------------------------- -------  --------    ------------------   -----    ------  ---------------------------

Am Retirement Corp            COM    028913101       34666     1841012    SH     SOLE     None    908400     0       932612
Bancorp South                 COM    059692103         274       12000    SH     SOLE     None     12000     0            0
Belo Corp Cl A                COM    080555105        4199      183678    SH     SOLE     None     74916     0       108762
Berkshire Hath Cl B           COM    084670207       22004        8057    SH     SOLE     None      3176     0         4881
Berry Petroleum 'A'           COM    085789105        8774      131558    SH     SOLE     None     51670     0        79888
Cardiac Science               COM    14141A108         364       34000    SH     SOLE     None         0     0        34000
Coca-Cola Co                  COM    191216100         367        8500    SH     SOLE     None      3800     0         4700
Correc Crp of Am              COM    22025Y100        4688      118084    SH     SOLE     None     33594     0        84490
DirecTV Group                 COM    25459L106         300       20000    SH     SOLE     None         0     0        20000
Exxon Mobil Corp              COM    30231G102         280        4400    SH     SOLE     None         0     0         4400
Fairfax Financial Hldg        COM    303901102       27870      160266    SH     SOLE     None     60850     0        99416
Gannett Inc                   COM    364730101        1136       16500    SH     SOLE     None         0     0        16500
General Electric              COM    369604103         630       18724    SH     SOLE     None         0     0        18724
Gillette Co                   COM    375766102        1510       25948    SH     SOLE     None      6200     0        19748
GTECH Holdings                COM    400518106       20684      645168    SH     SOLE     None    270852     0       374316
HCC Ins Hldgs                 COM    404132102        6429      225359    SH     SOLE     None     84761     0       140598
Interpublic Grp Cos           COM    460690100         349       30000    SH     SOLE     None         0     0        30000
Intl Flavor & Fragrn          COM    459506101         748       21000    SH     SOLE     None      9300     0        11700
LabOne                        COM    50540L105       28575      656887    SH     SOLE     None    310527     0       346360
Lee Enterprises               COM    523768109        1713       40330    SH     SOLE     None     22030     0        18300
Legacy Hotels                 COM    524919107        3709      623300    SH     SOLE     None    165800     0       457500
Leucadia Natl Corp            COM    527288104        1157       26849    SH     SOLE     None     13200     0        13649
Level 3 Communications        COM    52729N100        1847      796304    SH     SOLE     None    385000     0       411304
Loews Corp                    COM    540424108       11775      127418    SH     SOLE     None     34600     0        92818
McCormick & Co                COM    579780206         489       15000    SH     SOLE     None     15000     0            0
Media General                 COM    584404107         255        4400    SH     SOLE     None      1000     0         3400
Natl Health Investors         COM    63633D104       10519      381002    SH     SOLE     None     86081     0       294921
Natl Health Realty            COM    635905102         591       30425    SH     SOLE     None     21877     0         8548
Natl Healthcare Corp          COM    635906100         823       23521    SH     SOLE     None     21877     0         1644
Pall Corp                     COM    696429307        5352      194600    SH     SOLE     None     56500     0       138100
Ryerson Tull Inc              COM    783755101        1523       71510    SH     SOLE     None      5560     0        65950
Scripps E W Co Cl A           COM    811039106        1853       37090    SH     SOLE     None     23690     0        13400
Syntroleum Corp               COM    871630109       16592     1139536    SH     SOLE     None    456535     0       683001
Tidewater Inc                 COM    886423102        9716      199638    SH     SOLE     None     70900     0       128738
Trustmark Corp                COM    898402102         261        9364    SH     SOLE     None      9364     0            0
Vulcan Materials              COM    929160109        1203       16217    SH     SOLE     None      6000     0        10217
Wal-Mart Stores               COM    931142103         443       10105    SH     SOLE     None         0     0        10105
Washington Post 'B'           COM    939640108         569         709    SH     SOLE     None         0     0          709
Wesco Financial               COM    950817106         565        1651    SH     SOLE     None      1651     0            0
White Mountain Insur          COM    G9618E107        3594        5950    SH     SOLE     None      1200     0         4750

TOTAL                                               238396